Stockholders' Equity (Deficit) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrants and Rights Fair Value Assumptions [Table Text Block]
The estimated fair value of these stock warrants on their date of grant was $43,042, which we estimated using the Black-Scholes option pricing model using the following assumptions:

Expected dividends	0%
Expected volatility	189.81%
Expected term	5 years
Risk free interest rate	0.75%

The estimated fair value of these stock warrants on their date of grant was $25,000, which we estimated using the Black-Scholes option pricing model using the following assumptions:

Expected dividends	0%
Expected volatility	195.66%
Expected term	5 years
Risk free interest rate	1.06%

Class Of Warrant Or Right Activity [Table Text Block]
The following summarizes our warrant activity for the three months ended March 31, 2014:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2013	476,270	3.02	3.1	$-
Granted	22,083	3.00
Exercised	-	-
Cancelled/Forfeited	(216,667)	3.00
Outstanding - March 31, 2014	281,686	$3.04	3.0	$555,224

Exercisable - March 31, 2014	281,686	$3.04	3.0	$555,224

The following summarizes our warrant activity for the years ended December 31, 2013 and 2012:

	Series A Preferred Stock			Common Stock
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Outstanding - December 31, 2011	-	$-	-	18,799	$194.40	1.1
Granted	25,000	0.20		541,667	3.00
Exercised	-	-		-	-
Cancelled/Forfeited	(25,000)	0.20		(12,543)	243.65
Outstanding - December 31, 2012	-	$-	-	547,922	4.05	4.0
Granted	-	-		-	-
Exercised	-	-		(66,667)	3.00
Cancelled/Forfeited	-	-		(4,986)	117.84
Outstanding - December 31, 2013	-	$-	-	476,270	$3.02	3.1

Exercisable - December 31, 2013	-	$-	-	476,270	$3.02	3.1

Share Based Compensation Arrangement By Share Based Payment Award Options Fair Value Assumptions [Table Text Block]
These options had a fair value of $90,431 using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.19 – 1.35%
Expected dividend yield	0%
Expected volatility	57.22 – 56.95%
Expected term	3.75 years

These options had an aggregate fair value of $48,935 using the Black-Scholes option-pricing model using the following weighted average assumptions:

Risk free interest rate	0.67% - 1.67%
Expected dividends	0%
Expected volatility	194.68% - 207.45%
Expected term	5 – 10 years

During 2012, we granted 22,035 stock options to employees for future services. These options had a fair value of $65,441 using the Black-Scholes option-pricing model using the following weighted average assumptions:

Risk free interest rate	0.83% - 1.91%
Expected dividends	0%
Expected volatility	196.04% - 204.98%
Expected term	5 – 10 years

These options had a fair value of $3,150 using the Black-Scholes option-pricing model using the following assumptions:

Risk free interest rate	1.90%
Expected dividends	0%
Expected volatility	189.81%
Expected term	10 years

These options had an aggregate fair value of $1,289,250 using the Black-Scholes option-pricing model using the following weighted average assumptions:

Risk free interest rate	0.60% - 0.69%
Expected dividends	0%
Expected volatility	204.30% - 205.26%
Expected term	5 years

These options had a fair value of $384,387 using the Black-Scholes option-pricing model with the following assumptions:

Risk free interest rate	0.54% - 1.37%
Expected dividends	0%
Expected volatility	204.36% - 219.25%
Expected term	5 years

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes our stock option activity for the three months ended March 31, 2014:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2013	557,413	$4.98	4.0	$5,250
Granted	59,332	3.92
Exercised	-	-
Forfeited or Canceled	(73,750)	3.01
Outstanding - March 31, 2014	542,995	$5.14	3.9	$869,661

Exercisable - March 31, 2014	275,296	$6.81	3.9	$404,577

The following table summarizes our stock option activity for the year ended December 31, 2013:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2012	439,611	$6.15	4.8	$-
Granted	144,333	3.04
Exercised	-	-
Forfeited or Canceled	(26,531)	13.16
Outstanding - December 31, 2013	557,413	$4.98	4.0	$5,250

Exercisable - December 31, 2013	320,373	$6.18	4.0	$-

Schedule of Nonvested Share Activity [Table Text Block]
The following table summarizes our stock option activity for non-vested options for the three months ended March 31, 2014:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at December 31, 2013	237,040	$4.45
Granted	59,332	1.52
Vested	(21,590)	(6.91)
Forfeited or Canceled	(7,083)	(3.01)
Balance at March 31, 2014	267,699	$3.66

The following table summarizes our stock option activity for non-vested options for the year ended December 31, 2013:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at December 31, 2012	263,765	$8.40
Granted	144,333	$2.66
Vested	(146,243)	$(10.25)
Forfeited or Canceled	(24,815)	$(13.16)
Balance at December 31, 2013	237,040	$4.45

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
A summary of the restricted stock award activity for the three months ended March 31, 2014 is as follows:

Number of Shares

Unvested Outstanding at December 31, 2013	248,941
Granted	32,000
Vested	(42,056)
Unvested Outstanding at March 31, 2014	238,885

A summary of the restricted stock award activity for the year ended December 31, 2013 is as follows:

Number of Shares

Unvested Outstanding at December 31, 2012	366,667
Granted (1)	502,663
Cancelled	(216,667)
Vested	(403,722)
Unvested Outstanding at December 31, 2013	248,941

(1) Includes 183,331 RSUS granted, but not considered issued or outstanding until vested.

Convertible Series A Preferred Stock [Member] | January 2012 [Member]
Estimated Fair Value Of Derivative Liability Based On Weighted Average Assumptions [Table Text Block]
At that time, we determined that the price protection feature on the 7,006,000 shares of 2011 Series A PS constituted a derivative liability and estimated the fair value of such liability to be $191,630 using the Black-Scholes option pricing model using the following weighted average assumptions:

Expected dividends	0%
Expected volatility	190.40% - 191.75%
Expected term	5 years
Risk free interest rate	0.71% - 0.88%

Convertible Series A Preferred Stock [Member] | March 2013 [Member]
Estimated Fair Value Of Derivative Liability Based On Weighted Average Assumptions [Table Text Block]
we determined that the fair value of the derivative liability pertaining to the 177,906 outstanding shares of 2011 Series A PS was $153,776 using the Black-Scholes option pricing model based on the following weighted average variables:

Expected dividends	0%
Expected volatility	209.62%
Expected term	4 years
Risk free interest rate	0.72%